Other financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Disclosure of detailed information about other financial assets [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Current
Derivative assets	$7,430	$2,736
Restricted cash	437	337
	7,867	3,073

Non-current
Investments at fair value through profit or loss	11,158	15,669
	$19,025	$18,742